Dec. 26, 2023
Neuberger Berman Absolute Return Multi-Manager Fund
Neuberger Berman Alternative Funds®
Neuberger Berman Absolute Return Multi-Manager Fund
Class A, Class C, Institutional Class, Class E and Class R6 (the “Fund”)

Supplement to the Summary Prospectuses and Prospectuses, each dated February 28, 2023, and Statement of Additional Information, dated February 28, 2023, as amended and restated March 3, 2023, as may be further amended

This supplement describes important changes affecting Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”).  These changes were proposed by Neuberger Berman Investment Advisers LLC (“NBIA”) and approved by the Board of Trustees (the “Board”) of Neuberger Berman Alternative Funds as being in the best interests of the Fund’s shareholders.  If you have any questions regarding these changes, please contact NBIA at (877) 628-2583.

As disclosed in the Fund’s Prospectus, NBIA and the Fund have obtained an exemptive order from the Securities and Exchange Commission that permits NBIA to engage additional unaffiliated subadvisers and to enter into a subadvisory agreement with an unaffiliated subadviser, upon the approval of the Board, without obtaining shareholder approval.  Effective immediately NBIA has engaged Crabel Capital Management, LLC (“Crabel”) as a new subadviser for the Fund. Crabel will employ a managed futures strategy for the Fund.

Effective immediately, the Summary Prospectuses and Prospectuses, as applicable, of the Fund are revised as follows:

(3)   Principal Investment Risks: The paragraphs under the heading “Quantitative Investing and Other Model Risk” in the section entitled “Principal Investment Risks” are hereby deleted in their entirety and replaced with the following:

The date of this supplement is December 26, 2023.
Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services: 800.877.9700 Institutional Services: 800.366.6264 Web site: www.nb.com

(1)   Changes to Principal Investment Strategies: The first four paragraphs under the Managed Futures heading in the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

This strategy employs a range of quantitative algorithms that seek to identify long and short investment opportunities based on directional trends in the global financial markets, as well as alternative risk premia. Alternative risk premia are strategies that seek to extract returns systematically from risk factors that have historically delivered returns independent of market movements. Subadvisers utilizing this strategy will employ a wide variety of instruments, including derivatives, to invest across multiple asset classes.
Specifically, one subadviser will primarily invest in futures and forward contracts on securities, indices and other assets, such as currencies and commodities. Additionally, the subadviser may invest directly in equity securities of companies across all market capitalizations, ETFs and debt securities issued by governments and corporations. In addition to futures and forwards, the subadviser may also use the following derivative instruments: (i) swaps, including total return swaps on securities, indices and other assets, including commodities, and interest rate swaps; and (ii) options on securities and indices.
Another sub-adviser utilizes systematic, automated trading to seek to capture long-term trend following returns utilizing long and short positions in global (including emerging markets) futures contracts, including bond, currency, commodity, equity, index, and interest rate futures , and foreign exchange instruments, including forward foreign currency contracts. This subadviser seeks to identify trends in the market (i.e. the catalysts for price movements up or down) in an attempt to deliver a more competitive risk-adjusted return than the broader trend following industry.  This subadviser also seeks to mitigate downside risk by dynamically sizing trades relative to market volatility and actively employing the use of stop orders.
The managed futures investment strategy seeks to gain exposure to the commodity markets primarily by investing in futures contracts on individual commodities and other commodity-linked derivative instruments. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to gain exposure to these investments primarily by investing in a wholly-owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”). The Subsidiary is managed by the
Manager and one or more sub-advisers and has the same investment goal as the Fund. The Subsidiary may invest without limitation in commodity-linked derivative instruments. The Subsidiary also may invest in equity and fixed income securities, ETFs, cash or cash equivalent instruments, or money market mutual funds, some of which may serve as collateral for the Subsidiary’s derivative instruments. The Fund will not invest more than 25% of the value of its total assets in the Subsidiary at the end of any quarter of its taxable year.